Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.76%
Communication services: 6.22%
Entertainment: 3.09%
Live Nation Entertainment, Inc.†	89,254	$13,502,345
Media: 3.13%
Trade Desk, Inc. Class A†	189,965	13,675,580
Consumer discretionary: 14.95%
Broadline retail: 3.84%
MercadoLibre, Inc.†	6,415	16,766,437
Hotels, restaurants & leisure: 11.11%
DoorDash, Inc. Class A†	81,505	20,091,797
DraftKings, Inc. Class A†	350,439	15,030,329
Hilton Worldwide Holdings, Inc.	50,203	13,371,067
		48,493,193
Financials: 17.67%
Capital markets: 12.60%
Morningstar, Inc.	42,070	13,207,035
Robinhood Markets, Inc. Class A†	178,440	16,707,337
S&P Global, Inc.	24,785	13,068,883
Tradeweb Markets, Inc. Class A	82,088	12,017,683
		55,000,938
Financial services: 5.07%
Jack Henry & Associates, Inc.	60,289	10,862,269
Visa, Inc. Class A	31,763	11,277,453
		22,139,722
Health care: 5.97%
Health care equipment & supplies: 1.59%
Intuitive Surgical, Inc.†	12,754	6,930,651
Health care technology: 4.38%
Veeva Systems, Inc. Class A†	66,380	19,116,113
Industrials: 12.42%
Aerospace & defense: 4.58%
Axon Enterprise, Inc.†	8,013	6,634,283
TransDigm Group, Inc.	8,804	13,387,715
		20,021,998
Commercial services & supplies: 7.84%
Copart, Inc.†	201,334	9,879,459
Rollins, Inc.	223,869	12,630,689
Waste Connections, Inc.	62,768	11,720,041
		34,230,189
See accompanying notes to portfolio of investments
Allspring Innovation Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Information technology: 41.53%
Communications equipment: 2.35%
Motorola Solutions, Inc.	24,399	$10,258,803
IT services: 4.82%
Gartner, Inc.†	25,598	10,347,224
Shopify, Inc. Class A†	92,686	10,691,330
		21,038,554
Semiconductors & semiconductor equipment: 10.29%
Applied Materials, Inc.	78,696	14,406,877
KLA Corp.	17,572	15,739,943
Monolithic Power Systems, Inc.	20,228	14,794,355
		44,941,175
Software: 24.07%
Atlassian Corp. Class A†	59,167	12,016,226
Cadence Design Systems, Inc.†	49,479	15,246,954
CCC Intelligent Solutions Holdings, Inc.†	1,224,265	11,520,334
Crowdstrike Holdings, Inc. Class A†	17,463	8,894,080
Fair Isaac Corp.†	4,274	7,812,701
Samsara, Inc. Class A†	269,755	10,730,854
ServiceNow, Inc.†	12,397	12,745,108
Tyler Technologies, Inc.†	23,763	14,087,657
Workday, Inc. Class A†	50,098	12,023,520
		105,077,434
Total common stocks (Cost $308,172,816)		431,193,132

		Yield
Short-term investments: 1.38%
Investment companies: 1.38%
Allspring Government Money Market Fund Select Class♠∞		4.26%	6,043,940	6,043,940
Total short-term investments (Cost $6,043,940)				6,043,940
Total investments in securities (Cost $314,216,756)	100.14%			437,237,072
Other assets and liabilities, net	(0.14)			(614,260)
Total net assets	100.00%			$436,622,812

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
2 | Allspring Innovation Fund

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,177,913	$10,946,272	$(11,080,245)	$0	$0	$6,043,940	6,043,940	$71,238
See accompanying notes to portfolio of investments
Allspring Innovation Fund | 3

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Innovation Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,177,925	$0	$0	$27,177,925
Consumer discretionary	65,259,630	0	0	65,259,630
Financials	77,140,660	0	0	77,140,660
Health care	26,046,764	0	0	26,046,764
Industrials	54,252,187	0	0	54,252,187
Information technology	181,315,966	0	0	181,315,966
Short-term investments
Investment companies	6,043,940	0	0	6,043,940
Total assets	$437,237,072	$0	$0	$437,237,072
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Innovation Fund | 5